Payables and Accruals	3 Months Ended
Sep. 30, 2011
Payables and Accruals
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities, consisted of the following:

	September 30, 2011	December 31, 2010

ACCOUNTS PAYABLE

Trade Vendors	$1,459,294	$1,281,280
Professional Advisors	2,874,901	3,140,913

Total Accounts Payable	$4,334,195	$4,422,193

ACCRUED LIABILITIES

Accrued salaries and wages	1,287,980	1,257,980
Judgment interest	328,303	328,303
Other	591,477	427,963

Total Accrued Liabilities	2,207,760	2,014,246

TOTAL	$6,541,955	$6,436,439